Treasury Risk Management - Summary of Financial Assets are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - Derivative Financial Assets [Member] - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	€ 339	€ 276
Gross amounts of recognised financial assets set off in the balance sheet	(63)	(103)
Net amounts of financial assets presented in the balance sheet	276	173
Financial instruments	(164)	(108)
Cash collateral received	(10)	(6)
Net amount	€ 102	€ 59